Stockholders' Deficit - Convertible Securities (Details) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Senior Secured Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, face amount (in dollars)						$ 550,000
Debt conversion, converted instrument, amount (in dollars)			112,150	437,850	437,850
Conversion of notes payable into common stock (shares)	6,903,872	2,069,439	773,983	2,069,439	2,069,439
Debt instrument, convertible, conversion price (per share)			$ 0.145	$ 0.21	$ 0.21
Embedded derivative, conversion of notes into common stock					$ 83,663		$ 12,461